Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,628,289.01

Principal:
Principal Collections	$25,359,677.16
Prepayments in Full	$12,962,736.86
Liquidation Proceeds	$121,331.07
Recoveries	$120,763.31
Sub Total	$38,564,508.40
Collections	$40,192,797.41

Purchase Amounts:
Purchase Amounts Related to Principal	$214,331.47
Purchase Amounts Related to Interest	$386.56
Sub Total	$214,718.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,407,515.44

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,407,515.44
Servicing Fee	$614,001.48	$614,001.48	$0.00	$0.00	$39,793,513.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,793,513.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$39,793,513.96
Interest - Class A-3 Notes	$151,110.90	$151,110.90	$0.00	$0.00	$39,642,403.06
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$39,499,676.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,499,676.39
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$39,437,042.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,437,042.72
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$39,365,438.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,365,438.72
Regular Principal Payment	$36,281,211.20	$36,281,211.20	$0.00	$0.00	$3,084,227.52
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,084,227.52
Residual Released to Depositor	$0.00	$3,084,227.52	$0.00	$0.00	$0.00

Total		$40,407,515.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,281,211.20
Total					$36,281,211.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,281,211.20	$52.88	$151,110.90	$0.22	$36,432,322.10	$53.10
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$36,281,211.20	$17.23	$428,075.24	$0.20	$36,709,286.44	$17.43

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$323,809,080.16	0.4719355	$287,527,868.96	0.4190574
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$645,889,080.16	0.3067409	$609,607,868.96	0.2895105

Pool Information
Weighted Average APR	2.571%	2.564%
Weighted Average Remaining Term	35.16	34.36
Number of Receivables Outstanding	40,577	39,435
Pool Balance	$736,801,777.58	$697,877,648.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$688,002,211.42	$651,721,000.22
Pool Factor	0.3268832	0.3096145

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$46,156,648.03
Targeted Overcollateralization Amount	$88,269,779.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,269,779.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$266,052.77
(Recoveries)		53	$120,763.31
Net Loss for Current Collection Period			$145,289.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2366%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1322%
Second Prior Collection Period			0.3054%
Prior Collection Period			0.0621%
Current Collection Period			0.2430%
Four Month Average (Current and Prior Three Collection Periods)			0.1857%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,649	$6,295,978.08
(Cumulative Recoveries)			$1,512,083.75
Cumulative Net Loss for All Collection Periods			$4,783,894.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2122%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,376.74
Average Net Loss for Receivables that have experienced a Realized Loss			$1,805.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	301	$6,913,414.44
61-90 Days Delinquent	0.16%	46	$1,114,508.65
91-120 Days Delinquent	0.01%	2	$76,545.10
Over 120 Days Delinquent	0.04%	12	$301,859.69
Total Delinquent Receivables	1.20%	361	$8,406,327.88

Repossession Inventory:
Repossessed in the Current Collection Period		12	$288,100.92
Total Repossessed Inventory		18	$458,926.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1470%
Prior Collection Period			0.1429%
Current Collection Period			0.1521%
Three Month Average			0.1474%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2139%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	27

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	115	$2,753,470.57
2 Months Extended	136	$3,357,743.43
3+ Months Extended	12	$318,278.05

Total Receivables Extended	263	$6,429,492.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer